SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION (Details) (Parenthetical) - Somah Acquisition [Member] - USD ($)	Jul. 31, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Purchase price consideration	$ 9,926,000
Business Combination, Contingent Consideration, Liability	$ 1,387,000	$ 11,313,000